Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fixed maturities, amortized cost	$ 399,525,617	$ 403,596,261
Equity securities, cost	$ 7,452,666	$ 6,331,436
Common stock, shares issued (in Shares)	1,117,647	1,123,980